Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		Nov. 01, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
DF Dent Premier Growth Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			25.02%	14.53%	13.10%
DF Dent Premier Growth Fund | DF Dent Premier Growth Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent			14.66%	9.06%	11.90%
DF Dent Premier Growth Fund | DF Dent Premier Growth Fund Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			11.32%	7.06%	9.81%
DF Dent Premier Growth Fund | DF Dent Premier Growth Fund Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			11.29%	7.03%	9.36%
DF Dent Midcap Growth Fund | Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			22.10%	11.47%	11.54%
DF Dent Midcap Growth Fund | Russell 2500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			12.00%	8.77%	8.85%
DF Dent Midcap Growth Fund | Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent			11.15%	6.81%	10.36%
DF Dent Midcap Growth Fund | Investor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			11.15%	6.61%	10.06%
DF Dent Midcap Growth Fund | Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			6.60%	5.31%	8.48%
DF Dent Midcap Growth Fund | Institutional Plus Shares
Prospectus [Line Items]
Average Annual Return, Percent			11.32%	6.88% [1]	10.40%	[1]
Performance Inception Date		Nov. 01, 2021
DF Dent Midcap Growth Fund | Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent			11.16%	6.85%	10.41%	[2]
Performance Inception Date		Nov. 29, 2017
DF Dent Small Cap Growth Fund | Russell 2000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			11.54%	7.40%	7.82%
DF Dent Small Cap Growth Fund | Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			15.15%	6.86%	8.09%
DF Dent Small Cap Growth Fund | Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent			10.91%	7.84%	9.71%
DF Dent Small Cap Growth Fund | Investor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			10.91%	7.60%	9.27%
DF Dent Small Cap Growth Fund | Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			6.46%	6.15%	7.83%
DF Dent Small Cap Growth Fund | Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent			11.07%	7.94%	9.79%	[3]
Performance Inception Date		Nov. 20, 2017
DF Dent Small Cap Growth Fund | Institutional Plus Shares
Prospectus [Line Items]
Average Annual Return, Percent	[4]		10.95%	7.85%	9.71%
Performance Inception Date		Feb. 25, 2025

[1]	Institutional Plus Shares commenced operations on November 1, 2021. Performance for the 5 year and 10 year periods is a blended average annual return which includes the returns of Investor Shares prior to the commencement of operations of Institutional Plus Shares.
[2]	Institutional Shares commenced operations on November 29, 2017. Performance for the 10 year period is a blended average annual return which includes the returns of Investor prior to the commencement of operations of Institutional Shares.
[3]	Institutional Shares commenced operations on November 20, 2017. Performance for the 10 year period is a blended average annual return which includes the returns of Investor Shares prior to the commencement of operations of Institutional Shares.
[4]	Institutional Plus Shares commenced operations on February 25, 2025. Performance for the 1 year, 5 year and 10 year periods is a blended average annual return which includes the returns of Investor Shares prior to the commencement of operations of Institutional Plus Shares.